Restricted cash	12 Months Ended
Dec. 31, 2020
Restricted cash
Restricted cash
4. Restricted cash
To meet the requirements of specific business operations, primarily including secured deposits held in designated bank accounts for issuance of bank acceptance and letter of guarantee, the Group held restricted cash of RMB2,940,859,000 and RMB4,434,448,000 as of December 31, 2019 and 2020, respectively.